Deconsolidation of Subsidiary - Additional Information (Detail)			3 Months Ended		9 Months Ended
		Jul. 29, 2022 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Jul. 29, 2022 USD ($)
Text Block [Line Items]
Gains (losses) recognised when control of subsidiary is lost	[1]		$ 210,488		$ 210,488
Technology Continuation Agreement [Member]
Text Block [Line Items]
Cash transferred							$ 5,953,766
Agnity Global Inc [Member]
Text Block [Line Items]
Financial assets at fair value through profit or loss			3,882,688		$ 3,882,688	$ 3,024,937
Gains (losses) on financial assets at fair value through profit or loss			$ 3,394,455	$ 2,644,563
Gains (losses) recognised when control of subsidiary is lost		$ 210,488

[1]	See Note 15.